SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)
Property, Plant and Equipment [Line Items]
Foreign currency exchange rate				1.00	1.00
Foreign currency exchange rate				1.2841	1.2841
Government grants	$ 94,000	$ 107,000	$ 48,000
Employee compensation	$ 132,000	125,000	$ 118,000
Cash and cash equivalents		$ 314,000		$ 1,549	$ 1,990,000
Interest risk rate	3.75%	4.82%	2.50%
Minimum [Member]
Property, Plant and Equipment [Line Items]
Interest risk rate	3.75%	4.82%	2.50%